Stock Based Compensation Plans: (Details Text) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares
Stock Based Compensation Plansdetails Text [Abstract]
Previous maximum number of options available under the plan	7,500,000
Amended maximum number of options available under the plan	8,750,000
Options available for grant	1,710,000
Maximum term of options	10 years
Options granted during the period	5,152,000	0
Options exercised during the period	100,000	2,300,000
Proceeds to Company from option exercises | $	$ 400	$ 4,100
Non-cash compensation expense | $	$ 4,400	$ 8
Weighted average fair value of options granted | $ / shares	$ 1.05
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units | $	$ 7,800
Amount payable in the event of change of control | $	$ 14,200